FRANKLIN/TEMPLETON GROUP OF FUNDS
777 Mariners Island Boulevard
San Mateo, California 94404




November 16, 1995

Filed Via EDGAR (CIK #0000893226)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Rule 24f-2 Notice for Franklin Strategic Mortgage Portfolio
     File No. 33-53414

Gentlemen:

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Franklin Strategic Mortgage Portfolio (the "Fund") hereby files its Rule 24f-2 Notice for the fiscal year ended September 30, 1995 (the "Fiscal Year"). The registration fee shown in the attached calculation has been transmitted via wire transfer to the Mellon Bank.

At the beginning of the Fiscal Year, the Fund did not have any shares of beneficial interest which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2, but which remained unsold.

During the Fiscal Year, the Fund did not register shares of beneficial interest other than pursuant to Rule 24f-2 and sold a total of 30,048 shares of beneficial interest. 1/ All of the shares of the Fund sold during the Fiscal Year were sold in reliance upon the registration pursuant to Rule 24f-2. Attached is an opinion of counsel indicating that these securities were legally issued, fully paid and non-assessable.


Sincerely yours,

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO



/s/ Larry L. Greene
Larry L. Greene
Assistant Secretary

cc: Jane Baggs


1/  Footnote to Rule 24f-2 Notice of Franklin Strategic
Mortgage Portfolio

The calculation pursuant to subsection (c) of Rule 24f-2 of the fee in connection with the shares sold in reliance upon Rule 24f-2 is as follows:

Aggregate sales price of securities
sold in reliance upon Rule 24f-2
during Fiscal Year                                              $295,846

Less:  the difference between:


(1)  the aggregate redemption or
repurchase price of Fund
shares redeemed or repur-
chased during the Fiscal
Year and                                          $228,682

(2)  the aggregate redemption or
repurchase price of Fund
shares redeemed or repur-
chased during the Fiscal
Year and previously applied
pursuant to Rule 24e-2(a)
in filings made pursuant to
Section 24(e) (1) of the
Investment Company Act of
1940                                              -0-           $228,682

Aggregate sales price on which fee
will be based                                                    $67,164

Rate of fee pursuant to Section 6(b)
of Securities Act of 1933                                          .0002

Fee payable                                                          $13






Stradley Ronon Stevens & Young
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098

Direct Dial:
(215) 564-8101


                               November 16, 1995



Franklin Strategic Mortgage Portfolio
777 Mariners Island Boulevard
San Mateo, California  94404

            Re:   Franklin Strategic Mortgage Portfolio

Gentlemen:

            You have requested our opinion with respect to the shares of beneficial interest sold by Franklin Strategic
Mortgage Portfolio (the "Trust") during its fiscal year ended September 30, 1995, in connection with the Notice being filed by the Trust pursuant to Rule 24f-2 under the Investment Company Act of 1940. You have represented that a total of 30,048 shares were sold by the Trust during said fiscal year, all of which were sold in reliance upon Rule 24f-2.

            Based upon our review of such records, documents, and representations as we have deemed relevant, it is our opinion that the shares of beneficial interest of the Trust sold and issued by the Trust during its fiscal year ended September 30, 1995, in reliance upon the registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, were legally issued, fully paid and non-assessable.

            We hereby consent to the filing of this opinion as an exhibit to the "Rule 24f-2 Notice" being filed by the Trust, covering the registration of the said shares under the Securities Act and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the various states in which shares of the Fund are offered, and we further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by us.

                                    Very truly yours,

                                    STRADLEY, RONON, STEVENS & YOUNG



                                    By:/s/Audrey C. Talley
                                          Audrey C. Talley



ACT/pj

146020.1